Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate		21.00%
Federal and state operating loss carryforwards expire beginning year		2029
Foreign operating loss carryforwards expire beginning year		2022
Deferred Tax Assets, Valuation Allowance		$ 145,668	$ 1,828
Operating loss carryforwards, Federal		32,000
Operating loss carryforwards, foreign		6,100
Operating loss carryforwards, state		16,100
Operating loss carryforwards, federal and state		33,700
Uncertain tax position		$ 0
Income tax expense in continuing operations	$ 100
State and Federal Net Operating Loss Rate	80.00%
Maximum
Operating Loss Carryforwards [Line Items]
Income tax, Audit year		2021
Minimum
Operating Loss Carryforwards [Line Items]
Income tax, Audit year		2017